PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment
	December 31,
	2019	2018
Cost:

Factory building	$2,081	$2,081
Machinery and equipment *) **)	14,641	10,723
Office furniture and equipment	1,089	838
Leasehold improvements	2,004	455

	19,815	14,097
Accumulated depreciation:

Factory building	2,058	2,006
Machinery and equipment **)	8,043	6,948
Office furniture and equipment	389	345
Leasehold improvements	198	166

	10,688	9,465

Depreciated cost	$9,127	$4,632

*)	As of December 31, 2019 and 2018, $459 and $1,044, respectively, relates to construction-in-process of production infrastructure.

**)	Capital loss from sale of fixed asset amounted to $103, is due to machinery and equipment sales during 2018.